Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other administrative expenses
Schedule of components of other administrative expenses

	2021	2020	2019
Data processing and informatice	(409,723)	(189,351)	(109,199)
Advertisement, publicity, publications and public relations	(145,279)	(55,354)	(40,241)
Taxation expenses	(146,757)	(69,676)	(41,415)
Communication	(103,723)	(81,892)	(45,890)
Bank expenses	(94,743)	(123,492)	(55,671)
Other Administration expenses (a)	(219,618)	(20,133)	(23,023)
Third party services	(85,091)	(47,501)	(29,134)
Rent, condominium fee and property maintenance	(33,236)	(18,628)	(13,145)
Portability expenses	(25,498)	(4,928)	(4,560)
Provision for Contingencies	(19,003)	(14,227)	(8,413)
Granted discounts	(15,983)	(7,612)	(5,629)
Notary public and legal expenses	(12,822)	(5,066)	(2,421)
Water and energy expenses	(3,015)	(1,100)	(1,319)
Expenses for Serasa	(1,949)	(2,016)	(893)
Travel expenses	(357)	(319)	(648)
Gain (loss) from disposal of values and property	5,836	(32)	(413)
Provision for loss of non-current assets held for sale	—	—	(4,295)
Total	(1,310,961)	(641,327)	(386,309)
(a)	Mainly includes administrative expenses such transportation, sundry reimbursements, insurance, advertisements, promotions, public relations, condominium and other items affected by the group’s expansion in the period.